DERIVATIVE INSTRUMENTS - Schedule of Offsetting Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivative assets:
Gross amount of derivative instruments	$ 1,391	$ 444
Gross amounts offset in the statements of financial position	(30)	(102)
Net amount presented on the statements of financial position	1,361	342
Collateral (received) pledged in cash	(1,298)	(209)
Collateral (received) pledged in invested assets	0	(17)
Exposure net of collateral	63	116
Derivative liabilities:
Gross amount of derivative instruments	(57)	(114)
Gross amounts offset in the statements of financial position(2)	30	102
Net amount presented on the statements of financial position	(27)	(12)
Collateral (received) pledged in cash	0	0
Collateral (received) pledged in invested assets	23	0
Exposure net of collateral	(4)	(12)
Collaterals held in cash and invested assets that are excess collateral	76	4
Equity-indexed options
Derivative assets:
Gross amount of derivative instruments	1,311	322
Gross amounts offset in the statements of financial position	(5)	0
Net amount presented on the statements of financial position	1,306	322
Collateral (received) pledged in cash	(1,298)	(209)
Collateral (received) pledged in invested assets	0	(17)
Exposure net of collateral	8	96
Derivative liabilities:
Gross amount of derivative instruments	(5)
Gross amounts offset in the statements of financial position(2)	5
Net amount presented on the statements of financial position	0
Collateral (received) pledged in cash	0
Collateral (received) pledged in invested assets	0
Exposure net of collateral	0
Equity total return swaps
Derivative assets:
Gross amount of derivative instruments	1
Gross amounts offset in the statements of financial position	0
Net amount presented on the statements of financial position	1
Collateral (received) pledged in cash	0
Collateral (received) pledged in invested assets	0
Exposure net of collateral	1
Foreign exchange forwards
Derivative assets:
Gross amount of derivative instruments	55	16
Gross amounts offset in the statements of financial position	(1)	(4)
Net amount presented on the statements of financial position	54	12
Collateral (received) pledged in cash	0	0
Collateral (received) pledged in invested assets	0	0
Exposure net of collateral	54	12
Derivative liabilities:
Gross amount of derivative instruments	(27)	(8)
Gross amounts offset in the statements of financial position(2)	7	4
Net amount presented on the statements of financial position	(20)	(4)
Collateral (received) pledged in cash	0	0
Collateral (received) pledged in invested assets	18	0
Exposure net of collateral	(2)	(4)
Cross currency swaps
Derivative assets:
Gross amount of derivative instruments	9	12
Gross amounts offset in the statements of financial position	(9)	(12)
Net amount presented on the statements of financial position	0	0
Collateral (received) pledged in cash	0	0
Collateral (received) pledged in invested assets	0	0
Exposure net of collateral	0	0
Derivative liabilities:
Gross amount of derivative instruments	(16)	(12)
Gross amounts offset in the statements of financial position(2)	9	12
Net amount presented on the statements of financial position	(7)	0
Collateral (received) pledged in cash	0	0
Collateral (received) pledged in invested assets	5	0
Exposure net of collateral	(2)	0
Interest rate swaps
Derivative assets:
Gross amount of derivative instruments	15	29
Gross amounts offset in the statements of financial position	(15)	(21)
Net amount presented on the statements of financial position	0	8
Collateral (received) pledged in cash	0	0
Collateral (received) pledged in invested assets	0	0
Exposure net of collateral	0	8
Derivative liabilities:
Gross amount of derivative instruments	(9)	(21)
Gross amounts offset in the statements of financial position(2)	9	21
Net amount presented on the statements of financial position	0	0
Collateral (received) pledged in cash	0	0
Collateral (received) pledged in invested assets	0	0
Exposure net of collateral	$ 0	0
Bond futures
Derivative assets:
Gross amount of derivative instruments		65
Gross amounts offset in the statements of financial position		(65)
Net amount presented on the statements of financial position		0
Collateral (received) pledged in cash		0
Collateral (received) pledged in invested assets		0
Exposure net of collateral		0
Derivative liabilities:
Gross amount of derivative instruments		(73)
Gross amounts offset in the statements of financial position(2)		65
Net amount presented on the statements of financial position		(8)
Collateral (received) pledged in cash		0
Collateral (received) pledged in invested assets		0
Exposure net of collateral		$ (8)